History, Organization and Business Combination	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
History, Organization and Business Combination	History, Organization and Business Combination
Aspen Insurance Holdings Limited (“Aspen Holdings”) was incorporated as a Bermuda exempted company on May 23, 2002 as a holding company headquartered in Bermuda. We underwrite specialty insurance and reinsurance on a global basis through our Operating Subsidiaries (as defined below) based in Bermuda, the United States and the United Kingdom: Aspen Bermuda Limited (“Aspen Bermuda”), Aspen Specialty Insurance Company (“Aspen Specialty”), Aspen American Insurance Company (“AAIC”), Aspen Insurance UK Limited (“Aspen UK”) and Aspen Underwriting Limited (“AUL”) (as the sole corporate member of our Lloyd’s operations, Syndicate 4711, which is managed by Aspen Managing Agency Limited (“AMAL”) (together, “Aspen Lloyd’s”)), each referred to herein as an “Operating Subsidiary” and collectively referred to as the “Operating Subsidiaries”, as well as through branch operations in Canada, Singapore and Switzerland. We established Aspen Capital Management, Ltd. (“ACML”) and other related entities (collectively, “ACM”) to leverage our existing underwriting franchise, increase our operational flexibility and provide third-party investors direct access to our capital markets and underwriting expertise. References to the “Company,” the “Group,” “we,” “us” or “our” refer to Aspen Holdings or Aspen Holdings and its consolidated subsidiaries.
From February 2019 until May 2025, the Company was a wholly-owned subsidiary of Highlands Bermuda Holdco, Ltd., which held all of the Company’s issued and outstanding Class A ordinary shares, par value $0.001 per share (the “Ordinary Shares”) and is an affiliate of certain investment funds managed by affiliates of Apollo Global Management, Inc., a leading global investment manager (collectively with its subsidiaries, “Apollo”). Immediately prior to the Company’s initial public offering in May 2025 (“IPO”), Highlands Bermuda Holdco, Ltd. distributed all of the Company’s issued and outstanding Ordinary Shares to AP Highlands Holdings, L.P., a Cayman exempted limited partnership, and AP Highlands Co-Invest, L.P., a Cayman exempted limited partnership (together, the “Apollo Shareholders”), as well as certain other individuals. The Apollo Shareholders are each an affiliate of certain investment funds managed by affiliates of Apollo.
In May 2025, the Company completed its IPO of 13,250,000 of its Ordinary Shares. The Ordinary Shares began trading on the New York Stock Exchange (“NYSE”) on May 8, 2025. Subsequent to the closing of the IPO, the underwriters exercised in full the option to purchase up to an additional 1,987,500 of the Company’s Ordinary Shares. The shares sold in the IPO were sold by the Apollo Shareholders, and the Company did not receive any of the proceeds from the sale of the Ordinary Shares by the Apollo Shareholders. Following the completion of these matters, the Apollo Shareholders collectively beneficially own approximately 82.1% of the Company’s Ordinary Shares.
On August 27, 2025, Aspen Insurance Holdings Limited (“Aspen”) entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) under which Aspen was to be acquired by a wholly owned indirect subsidiary of Sompo Holdings, Inc. (“Sompo”), a leading global provider of commercial and consumer property and casualty (re)insurance.
The Merger Agreement is by and among Aspen, Endurance Specialty Insurance Ltd., a Bermuda exempted company limited by shares and a wholly-owned indirect subsidiary of Sompo (“Parent”), and Ajax Ltd., a Bermuda exempted company limited by shares and a wholly owned subsidiary of Parent (“Merger Sub”). On February 24, 2026 (the “Effective Time”), Merger Sub merged with and into Aspen, with Aspen surviving such merger (the “Merger”, and such surviving company, the “Surviving Company”) as a wholly-owned subsidiary of Parent and indirect subsidiary of Sompo.
As from the Effective Time, the issued Class A Ordinary Shares, par value $0.001, of Aspen were automatically converted into the right to receive an amount in cash equal to US$37.50 per share, without interest. In addition, each issued (a) 5.625% Perpetual Non-Cumulative Preference Share (the “5.625% PRD Preference Shares”), (b) Depositary Share, each representing a 1/1000th interest in a share of 5.625% Perpetual Non-Cumulative Preference Share (the “ 5.625% PRE Preference Shares”) and (c) Depositary Share, each representing a 1/1000th interest in a share of 7.000% Perpetual Non-Cumulative Preference Shares (the “7.000% PRF Preference Shares” and, collectively with the 5.625% PRD Preference Shares and the 5.625% PRE Preference Shares, the “Preference Shares”) of Aspen by virtue of the Merger and without any action on the part of the holder thereof, were automatically converted into a fully paid preference share of the Surviving Company, in each case, entitled to the same dividend and all other preferences and privileges, rights, qualifications, limitations, and restrictions set forth in the applicable certificate of designations of each Preference Share, which such certificate of designation remaining at and following the Effective Time in full force and effect. As from the Effective Time, each issued share of Merger Sub was converted into a common share, par value $1.00, of the Surviving Company.
Following the Effective Time, the Company’s Ordinary Shares were delisted from The New York Stock Exchange and deregistered under the Securities Exchange Act of 1934, as amended. The Company remains subject to certain applicable reporting requirements of the Securities Exchange Act of 1934, as amended, as a result of its Preference Shares continuing to be listed on the NYSE. Accordingly, the Company expects to continue filing annual reports on Form 20-F with the U.S. Securities and Exchange Commission. The Company may from time to time seek to redeem or repurchase and/or delist the Preference Shares.
As at the date of this report, the Company’s Ordinary Shares and the Preference Shares are listed on the NYSE under the following ticker symbols: AHL, AHL PRD, AHL PRE and AHL PRF, respectively.